Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$250,599,308.79	0.5980890	$226,869,335.63	0.5414543	$23,729,973.16
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$455,929,308.79	0.3549939	$432,199,335.63	0.3365174	$23,729,973.16

Weighted Avg. Coupon (WAC)	3.41%		3.41%
Weighted Avg. Remaining Maturity (WARM)	34.90		33.97
Pool Receivables Balance	$490,710,984.87		$466,083,958.01
Remaining Number of Receivables	44,651		43,717

Adjusted Pool Balance	$475,339,753.59		$451,609,780.43

III. COLLECTIONS

Principal:
Principal Collections	$24,002,251.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$568,051.52
Total Principal Collections	$24,570,303.07

Interest:
Interest Collections	$1,412,033.52
Late Fees & Other Charges	$59,184.16
Interest on Repurchase Principal	$-
Total Interest Collections	$1,471,217.68

Collection Account Interest	$1,813.02
Reserve Account Interest	$249.08
Servicer Advances	$-

Total Collections	$26,043,582.85

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$26,043,582.85
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,043,582.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$408,925.82		$408,925.82	$408,925.82
Collection Account Interest					$1,813.02
Late Fees & Other Charges					$59,184.16
Total due to Servicer					$469,923.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$210,921.08		$210,921.08
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$364,151.50		$364,151.50	$364,151.50

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$25,023,231.27

9. Regular Principal Distribution Amount:					$23,729,973.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,729,973.16
Class A-4 Notes				$-
Class A Notes Total:		$23,729,973.16		$23,729,973.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,729,973.16		$23,729,973.16

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,293,258.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 15,371,231.28
Beginning Period Amount	$ 15,371,231.28
Current Period Amortization	$ 897,053.70
Ending Period Required Amount	$ 14,474,177.58
Ending Period Amount	$ 14,474,177.58
Next Distribution Date Required Amount	$ 13,607,132.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.08%	4.30%	4.30%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.50%	43,061	97.85%	$456,059,969.46
30 - 60 Days	1.14%	499	1.63%	$7,613,413.76
61 - 90 Days	0.30%	129	0.43%	$1,982,940.65
91 + Days	0.06%	28	0.09%	$427,634.14
		43,717		$466,083,958.01
Total
Delinquent Receivables 61 + days past due	0.36%	157	0.52%	$2,410,574.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	151	0.48%	$2,337,175.69
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	129	0.40%	$2,057,778.85
Three-Month Average Delinquency Ratio	0.33%		0.46%

Repossession in Current Period		25		$370,308.54
Repossession Inventory		76		$305,068.26

Charge-Offs
Gross Principal of Charge-Off for Current Period				$624,775.31
Recoveries				$(568,051.52)
Net Charge-offs for Current Period				$56,723.79

Beginning Pool Balance for Current Period				$490,710,984.87

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.29%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$11,050,446.68
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$2,478,004.36
Number of Extensions				157